JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 4, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-208312
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 136 (Amendment No. 137 under the Investment Company Act of 1940, as amended) filed electronically on October 25, 2022.
Please contact Kiesha T. Astwood-Smith at (212) 623-8476 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
JPMorgan U.S. Equity Funds
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
J.P. Morgan SmartRetirement Funds
JPMorgan SmartRetirement 2065 Fund
J.P. Morgan SmartRetirement Blend Funds
JPMorgan SmartRetirement Blend 2015 Fund
JPMorgan SmartRetirement Blend 2065 Fund